Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 18, 2022	Mar. 31, 2024	Mar. 31, 2022	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Aug. 16, 2022
Cash FDIC insured amount				$ 250,000		$ 250,000
Cash FDIC insured amount in excess				0		0
SIPC insured amount for cash				250,000
SIPC insured amount for securities				250,000
SIPC insured amount for securities in excess				26,682,536		61,589,164
Cash				1,883	$ 262,756	17,578	$ 262,756
Cash equivalents				0		0
Proceeds from issuance initial public offering	$ 117,300,000					$ 117,300,000
Shares issued price per share	$ 10.00					$ 10.00
Marketable securities held in trust account				26,932,536	118,976,585	$ 61,839,164	118,976,585
Payment of offering cost							316,640
Unrecognized tax benefits				0		0
Unrecognized tax benefits, income tax penalties and interest accrued				0		0
Percentage of exercise tax to be imposed									1.00%
Due from sponsor				1,540,984		1,179,141
Revision of Prior Period, Adjustment [Member]
Due from sponsor								$ 447,229
Common Class A [Member]
Proceeds from issuance initial public offering			$ 115,000,000
Common stock subject to possible redemption amount				26,606,595	118,466,326	61,226,803	118,466,326
Common stock subject to possible redemption amount				34,620,208		57,239,523
Common stock subject to possible redemption is due to a redemption			$ 9,003,014	36,281,990	1,166,326	6,552,136
Remeasurement adjustment				1,299,939		6,552,136
Due from sponsor		$ 361,843		$ 361,843		447,229
Due to common stock subject to possible redemption amount		$ 36,281,990				64,238,888
IPO [Member]
Cash					$ 262,756	$ 17,578	$ 262,756
Proceeds from issuance initial public offering	$ 115,000,000
Shares issued price per share				$ 10.20		$ 10.20
Payment of offering cost				$ 513,352		$ 513,352
Underwriter discount				$ 1,725,000		$ 1,725,000